Significant Accounting policies (Tables)	18 Months Ended
Oct. 31, 2018
Significant Accounting policies [Abstract]
Exchange Rates
The exchange rates used are as follows:

	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
	Average	Closing	Average	Closing	Average	Closing
£1 = $	1.33	1.27	1.29	1.29	1.50	1.46
€1 = $	1.18	1.14	1.09	1.09	1.11	1.14
C$ = $	0.78	0.76	0.76	0.73	0.77	0.80
ILS = $	0.28	0.27	0.26	0.28	0.26	0.27

Estimated Useful Lives of Intangible Assets
Purchased software	Three to five years
Technology	Three to 12 years
Trade names	Three to 20 years
Customer relationships	Two to 15 years
Lease contracts	Five and half years

Estimated Useful Lives of Property, Plant and Equipment
Depreciation is calculated using the straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

Buildings	30 years
Leasehold improvements	Three to 10 years
Fixtures and fittings	Two to seven years
Computer equipment	One to five years

Summary of Quantitative Impacts
We have set out below the estimated impacts on the Group of the three primary areas described above, including the adjustment to retained earnings expected to be recorded on the transition date of November 1, 2018, which will result in a corresponding $73m asset being recorded on the balance sheet:

	Increase in opening Retained Earnings on November 1, 2018		Estimated increase in Revenue in FY19		Estimated increase / (decrease) in operating expenses in FY19		Estimated increase in profit before tax in FY19
	$	’m	$	’m	$	’m	$	’m
Cost of obtaining customer contracts		66		-		(20)		20
Rebillable Expenses		-		2		2		-
Consideration payable to a customer		5		23		23		-
		71		25		5		20